Note 7 - Income Tax - Reconciliation of Deferred Taxes by Type of Temporary Differences (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset (liability), balance	$ (1,679)	$ (5,878)
Income (expense) recognized in the Statement of Operations	(6,884)	531
Expense recognized in the Statement of Comprehensive Income	(55)	(6)
Deferred tax benefit recognized in equity	993	3,674
Net deferred tax asset (liability), balance	(7,626)	(1,679)
Property and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset (liability), balance	(38)	83
Income (expense) recognized in the Statement of Operations	(1,188)	(121)
Expense recognized in the Statement of Comprehensive Income	0	0
Deferred tax benefit recognized in equity	0	0
Net deferred tax asset (liability), balance	(1,226)	(38)
Intangible assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset (liability), balance	(19,978)	(20,549)
Income (expense) recognized in the Statement of Operations	568	571
Expense recognized in the Statement of Comprehensive Income	0	0
Deferred tax benefit recognized in equity	0	0
Net deferred tax asset (liability), balance	(19,410)	(19,978)
Trade receivables [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset (liability), balance	367	300
Income (expense) recognized in the Statement of Operations	(346)	67
Expense recognized in the Statement of Comprehensive Income	0	0
Deferred tax benefit recognized in equity	0	0
Net deferred tax asset (liability), balance	21	367
Share-based remuneration [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset (liability), balance	4,094	0
Income (expense) recognized in the Statement of Operations	(401)	420
Expense recognized in the Statement of Comprehensive Income	0	0
Deferred tax benefit recognized in equity	993	3,674
Net deferred tax asset (liability), balance	4,686	4,094
Intra-group interest expenses carried forward [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset (liability), balance	7,648	8,066
Income (expense) recognized in the Statement of Operations	(1,497)	(418)
Expense recognized in the Statement of Comprehensive Income	0	0
Deferred tax benefit recognized in equity	0	0
Net deferred tax asset (liability), balance	6,151	7,648
Tax losses carried forward [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset (liability), balance	5,247	5,399
Income (expense) recognized in the Statement of Operations	(4,081)	(152)
Expense recognized in the Statement of Comprehensive Income	0	0
Deferred tax benefit recognized in equity	0	0
Net deferred tax asset (liability), balance	1,166	5,247
Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset (liability), balance	979	822
Income (expense) recognized in the Statement of Operations	61	163
Expense recognized in the Statement of Comprehensive Income	(55)	(6)
Deferred tax benefit recognized in equity	0	0
Net deferred tax asset (liability), balance	$ 985	$ 979